Annual Fund Operating Expenses - Arrow Reserve Capital Management ETF	May 29, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Arrow Reserve Capital Management ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.50%

[1]	Arrow Investment Advisors, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses of the Fund until May 31, 2027 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees, and extraordinary expenses, such as litigation) will not exceed 0.50% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limit that was in place at the time of waiver. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.